Equity	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Equity

Note 12. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”), performance-based restricted share units (”PSUs”) and Employee Share Purchase Plan ("ESPP") were allocated as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$999	$1,080	$1,931	$1,980
Research and development, net	1,867	1,606	3,956	3,392
Selling, general and administrative	5,156	6,145	10,376	11,992
Total stock-based compensation expenses	$8,022	$8,831	$16,263	$17,364

A summary of the Company’s stock option activity for the six months ended June 30, 2023 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2023	1,619,559	27.62
Granted	-	-
Exercised	(2,429)	3.56
Forfeited	(205,478)	64.78
Options outstanding as of June 30, 2023	1,411,652	22.25
Options exercisable as of June 30, 2023	1,084,689	24.18

As of June 30, 2023, the unrecognized compensation cost of $0.9 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 1.41 years.

A summary of the Company’s RSUs and PSUs activity for the six months ended June 30, 2023 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2023	3,496,099	23.98
Granted	1,784,752	13.26
Vested	(1,262,954)	24.37
Forfeited	(201,832)	24.15
Unvested as of June 30, 2023	3,816,065	18.83

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of June 30, 2023, the unrecognized compensation cost of $57.60 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.72 years.

Employee Stock Purchase Plan

On October 2021, the Company adopted the 2021 Employee Stock Purchase Plan (the “ESPP”). According to the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date. The first offering period commenced on June 1, 2022 and ended on November 30, 2022, the second offering commenced on December 1,2022 and ended on May 31, 2023 and the third offering commenced on June 1, 2023 and will end on November 30, 2023.

In accordance with ASC Topic 718, the ESPP is considered compensatory and, as such, results in recognition of stock-based compensation expenses.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the six months ended June 30, 2023 and 2022, respectively:

	Six Months Ended June 30, 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(2,708)	1,834	(874)
Amounts reclassified from accumulated other comprehensive loss	1,021	-	1,021
Other comprehensive loss	(1,687)	1,834	147
Balance as of June 30, 2023	$(1,986)	$(10,685)	$(12,671)
	Six Months Ended June 30, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income before reclassifications	(1,049)	(3,491)	(4,540)
Amounts reclassified from accumulated other comprehensive loss	(43)	-	(43)
Other comprehensive income	(1,092)	(3,491)	(4,583)
Balance as of June 30, 2022	$480	$(13,834)	$(13,354)
c. Rights plan

On July 24, 2022, the Company’s Board of Directors adopted a shareholder rights plan (the “Rights Plan”) to protect the interests of the Company’s shareholders. Each Right entitles the registered holder thereof to purchase from the Company one ordinary share, par value NIS 0.01, of the Company (“ordinary share”) at a price of $0.01 per share, subject to adjustment, once the Rights become exercisable, and subject to the exercise terms and conditions thereof described in the agreement governing the Rights Plan (the “Rights Agreement”). The rights would become exercisable only if an entity, person, or group acquires beneficial ownership of 15% or more of the Company’s outstanding ordinary shares in a transaction not approved by the Company’s Board. The Rights Plan originally had a 364-day term, expiring on July 24, 2023. On May 25, 2023, in connection with the execution and delivery on that day of the agreement and plan of merger, by and among Stratasys, Desktop Metal, Inc., and Tetris Sub Inc., a Delaware corporation and Stratasys’ wholly-owned subsidiary (the “Desktop Metal Merger Agreement”), Stratasys entered into an amendment to the Rights Agreement with the rights agent. The amendment extended the expiration date of the Rights Agreement to the later of (a) July 24, 2023 and (b) the conclusion of Stratasys’ shareholder meeting (or, if adjourned, the conclusion of the reconvened meeting) at which the merger under the Desktop Metal Merger Agreement would be brought for approval, or such time as the Desktop Metal Merger Agreement has been terminated in accordance with its terms.

The adoption of the Rights Plan is intended to protect the long-term interests of Stratasys and all Stratasys shareholders. The Rights Plan is designed to reduce the likelihood that any entity, person, or group would gain control of, or significant influence over, Stratasys through the open-market accumulation of the Company’s shares without appropriately compensating all Stratasys shareholders for control. The Rights Plan will encourage anyone seeking to gain a significant interest in Stratasys to negotiate directly with the Board prior to attempting to control or significantly influence the Company. Further to those goals, the Rights may cause substantial dilution to a person or group that acquires 15% or more of the ordinary shares or any existing holder of 15% or more of the ordinary shares who shall acquire any additional ordinary shares.